UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09134

MANOR INVESTMENT FUNDS, INC.

(Exact name of registrant as specified in charter)

15 Chester Commons

Malvern, PA 19355

(Address of principal executive offices)

AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, Pa 19355

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31, 2006

Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record

VOTES CAST FOR THE GROWTH FUND:

Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor

Bed Bath & Beyond, Inc. BBBY 075896100 06/29/06

1.1 Elect Director Steven H. Temares
1.2 Elect Director Klaus Eppler
1.3 Elect Director Fran Stoller
2 Ratification of KPMG
3 Shareholder proposal; Board Diversity Report
4 Shareholder proposal; Foreign Workplace monitoring
5 Shareholder proposal; Energy efficiency report
6 Amend Certificate of Incorporation regarding the election of directors

		For For For For Against Against Against For	For For Against For Against Against Against For	Management Management Management Management Shareholder Shareholder Shareholder Management
EBAY, Inc. EBAY 278642103 06/13/06

1.1 Elect Director William C. Ford, Jr.
1.2 Elect Director Dawn G. Lepore
1.3 Elect Director Pierre M. Omidyar
1.4 Elect Director Richard Schlosberg, III
2 Approve amendment to increase the number shares for the Equity Incentive Plan
3 Ratify PriceWaterHouseCoopers as independent auditor

		For For For For For For	For For For For For For	Management Management Management Management Management Management
Staples, Inc. SPLS 855030102 6/6/06

1.1 Elect Director Basil L. Anderson
1.2 Elect Director Robert C. Nakasone
1.3 Elect Director Ronald L. Sargent
1.4 Elect Director Stephen F. Schuckenbrock
2 Approval of amendment to by-laws providing for annual election of directors
3 Ratify Ernest & Young as independent accountant
4 Shareholder proposal on director election majority vote standard

		For For For For For For Against	For For For For For For Against	Management Management Management Management Management Management Shareholder
ETrade Financial ET 269246104 5/25/06	1.1 Elect Director Michael K. Parks 1.2 Elect Director Lewis E. Randall 1.3 Elect Director Stephen H. Willard 2 Ratify Deloitte & Touche as independent accountant	For For For For	For For For For	Management Management Management Management
Express Scripts, Inc. ESRX 302182100 5/24/06

1.1 Elect Director Gary G. Benanav
1.2 Elect Director Frank J. Borelli
1.3 Elect Director Maura C. Breen
1.4 Elect Director Nicholas J. Lahowchic
1.5 Elect Director Thomas P. MacMahon
1.6 Elect Director John O. Parker, Jr.
1.7 Elect Director George Paz
1.8 Elect Director Samuel K. Skinner
1.9 Elect Director Seymour Sternberg
1.10 Elect Director Barrett A. Toan
1.11 Elect Director Howard L. Waltman
2 Ratify amendment to increase number of company’s common
stock shares
3 Approval of Long-Term Incentive Plan
4 Ratify PriceWaterHouseCoopers as public accountant

		For For For For For For For For For For For For For For	For For For Against For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
TXU Corp. TXU 873168108 05/19/06

1.1 Elect Director E. Gail De Planque
1.2 Elect Director Leldon E. Echols
1.3 Elect Director Kerney Laday
1.4 Elect Director Jack E. Little
1.5 Elect Director Gerardo I. Lopez
1.6 Elect Director J.E. Oesterreicher
1.7 Elect Director Michael W. Ranger
1.8 Elect Director Leonard H. Roberts
1.9 Elect Director Glenn F. Tilton
1.10 Elect Director John Wilder
2 Approval of Deloitte & Touche as auditor
3 Approval of amendment of the company’s restated bylaws
4 Approval of the company’s restated certificate of formation
5 Shareholder proposal to elect directors by majority vote

	For For For For For For For For For For For For For Against	For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder

Schering-Plough Corp. SGP 806605101 05/19/06

1.1 Elect Director Thomas J. Colligan
1.2 Elect Director Robert Kidder
1.3 Elect Director Carl E. Mundy, Jr.
1.4 Elect Director Patricia F. Russo
1.5 Elect Director Arthur F. Weinbach
2 Ratify Deloitte & Touche as independent accountant
3 Approve amendments to governing instruments to provide for annual election of directors
4 Approve the director’s compensation plan
5 Approve 2006 Stock Incentive Plan
6 Shareholder proposal on majority vote standard for election of directors
7 Shareholder proposal on majority vote on the greatest number of governance issues practicable

	For For For For For For For For For Against Against	For For Against Against Against For For For For Against Against	Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Ace Limited ACE G0070K103 5/18/06

1.1 Elect Director Michael G. Atieh
1.2 Elect Director Mary A. Cirillo
1.3 Elect Director Bruce L. Crockett
1.4 Elect Director Thomas J. Neff
1.5 Elect Director Gary M. Stuart
2 Approve amendment to Employee Stock Purchase Plan
3 Ratify PriceWaterHouseCoopers as accounting firm

	For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
American International Group AIG 026874107 5/17/06

1.1 Elect Director Pei-Yuan Chia
1.2 Elect Director Marshall A. Cohen
1.3 Elect Director Martin S. Feldstein
1.4 Elect Director Ellen V. Futter
1.5 Elect Director Stephen L. Hammerman
1.6 Elect Director Richard C. Holbrooke
1.7 Elect Director Fred H. Langhammer
1.8 Elect Director George L. Miles, Jr.
1.9 Elect Director Morris W. Offit
1.10 Elect Director James F. Orr, III
1.11 Elect Director Martin J. Sullivan
1.12 Elect Director Michael H. Sutton
1.13 Elect Director Edmund S.W. Tse
1.14 Elect Director Robert B. Willumstad
1.15 Elect Director Frank G. Zarb
2 Ratify PriceWaterHouseCoopers as accounting firm
3 Adoption of Executive Incentive Plan

	For For For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Intel Corporation INTC 458140100 05/17/06

1.1 Elect Director Craig R. Barrett
1.2 Elect Director Charlene Barshefsky
1.3 Elect Director E. John P. Browne
1.4 Elect Director D. James Guzy
1.5 Elect Director Reed E. Hundt
1.6 Elect Director Paul S. Otellini
1.7 Elect Director James D. Plummer
1.8 Elect Director David S. Pottruck
1.9 Elect Director Jane E. Shaw
1.10 Elect Director John L. Thornton
1.11 Elect Director David B. Yoffie
2 Ratify amendment to Second Restated Certificate of Incorporation
Article 10
3 Ratify amendment to Second Restated Certificate of Incorporation
Article 7
4 Ratify Ernst & Young as public accounting firm
5 Approval of 2006 Equity Incentive Plan
6 Approval of 2006 Stock Purchase Plan

	For For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Mohawk Industries MHK 608190104 5/17/06	1.1 Elect Director Mr. Bruckmann 1.2 Elect Director Mr. De Cock 1.3 Elect Director Mr. McCurdy	For For For	For For For	Management Management Management
GAP, Inc. GPS 364760108 5/9/06

1.1 Elect Director Howard P. Behar
1.2 Elect Director Adrian D.P. Bellamy
1.3 Elect Director Domenico De Sole
1.4 Elect Director Donald G. Fisher
1.5 Elect Director Doris F. Fisher
1.6 Elect Director Robert J. Fisher
1.7 Elect Director Penelope L. Hughes
1.8 Elect Director Bob L. Martin
1.9 Elect Director Jorge P. Montoya
1.10 Elect Director Paul S. Pressler
1.11 Elect Director James M. Schneider
1.12 Elect Director Mayo A. Shattuck III
2 Ratify Deloitte & Touche as accounting firm
3 Approve amendment to Stock Option & Award Plan

		For For For For For For For For For For For For For For	For For Against For For For For For Against For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management

Quest Diagnostics DGX 74834L100 5/4/06

1.1 Elect Director Jenne K. Britell, PH.D.
1.2 Elect Director Gail R. Wilensky, Ph.D.
1.3 Elect Director John B. Ziegler
2 Ratify PriceWaterHouseCoopers as accounting firm
3 Proposal to increase the number of common stock shares
4 Proposal to amend the employee stock purchase plan

		For For For For For For	For For For For For For	Management Management Management Management Management Management
EMC Corporation EMC 268648102 5/4/06

1.1 Elect Director Gail Deegan
1.2 Elect Director Olli-Pekka Kallasvuo
1.3 Elect Director Windle B. Priem
1.4 Elect Director Alfred M. Zeien
2 Ratify PriceWaterHouseCoopers as auditor
3 Shareholder proposal relating to the election of directors by majority vote
4 Shareholder proposal relating to pay-for-superior performance
5 Shareholder proposal relating to annual elections of directors
6 Shareholder proposal relating to EMC’s audit committee

		For For For For For Against Against Against Against	For For For For For Against Against Against Against	Management Management Management Management Management Shareholder Shareholder Shareholder Shareholder
Golden West Financial GDW 381317106 5/3/06	1.1 Elect Director MaryEllen C. Herringer 1.2 Elect Director Kenneth T. Rosen 1.3 Elect Director Herbert M. Sandler 2 Ratify Deloitte & Touche as auditor	For For For For	For For For For	Management Management Management Management
Unitedhealth Group UNH 91324P102 5/2/06

1.1 Elect Director James A. Johnson
1.2 Elect Director Douglas W. Leatherdale
1.3 Elect Director William W. McGuire, MD.
1.4 Elect Director Mary O. Mundinger, PHD
2 Ratify Deloitte & Touche as accounting firm
3 Shareholder proposal concerning director election majority vote standard

		For For For For For Against	For For For For For Against	Management Management Management Management Management Shareholder
Robert Half Int’l RHI 770323103 5/2/06

1.1 Elect Director Andrew S. Berwick, Jr.
1.2 Elect Director Frederick P. Furth
1.3 Elect Director Edward W. Gibbons
1.4 Elect Director Harold Messmer
1.5 Elect Director Thomas J. Ryan
1.6 Elect Director Stephen Schaub
1.7 Elect Director M. Keith Waddell
2 Ratification of appointment of auditor
3 Stockholder proposal

		For For For For For For For For Against	For For For For For For For For Against	Management Management Management Management Management Management Management Management Shareholder
Zimmer Holdings ZMH 98956P102 5/1/06	1.1 Elect Director Stuart M. Essig 1.2 Elect Director A.A. White III, MD PHD 2 Approve 2006 Stock Incentive Plan 3 Ratify auditor 4 Stockholder proposal to elect director annually	For For For For Against	For For For For Against	Management Management Management Management Stockholder
Broadcom Corp. BRCM 111320107 4/27/06

1.1 Elect Director George L. Farinsky
1.2 Elect Director Maureen E. Grzelakowski
1.3 Elect Director Nancy H. Handel
1.4 Elect Director John Major
1.5 Elect Director Scott A. McGregor
1.6 Elect Director Alan E. Ross
1.7 Elect Director Henry Samueli, PH.D.
1.8 Elect Director Robert E. Switz
1.9 Elect Director Werner F. Wolfen
2 Approve an increase in Class A Common Stock Shares & Eliminate all statements referring to Series A-E Preferred Stock
3 Approval to increase the number of directors
4 Amendment to Stock Incentive Plan
5 Ratify Ernst & Young as auditor

		For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Valero Energy VLO 91913Y100 4/27/06	1.1 Elect Director Jerry D. Choate 1.2 Elect Director William R. Kleese 1.3 Elect Director Donald L.Nickles 1.4 Elect Director Susan Kaufman Purcell 2 Ratify KPMG as auditor	For For For For For	For For For For For	Management Management Management Management Management
Baker Hughes Inc. BHI 057224107 4/27/06

1.1 Elect Director Larry D. Brady
1.2 Elect Director Clarence P. Cazalot
1.3 Elect Director Chad C. Deaton
1.4 Elect Director Edward P. Djerejian
1.5 Elect Director Anthony G. Fernandes
1.6 Elect Director Claire W. Gargalli
1.7 Elect Director James A. Lash
1.8 Elect Director James F. McCall
1.9 Elect Director Larry Nichols
1.10 Elect Director John Riley
1.11 Elect Director Charles T. Watson
2 Ratify Deloitte & Touche as independent accountant
3 Proposal for performance criteria for awards under incentive compensation plan
4 Stockholder proposal regarding voting under the Delaware charter

		For For For For For For For For For For For For For Against	For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder

Capital One Financial COF 1404H105 4/27/06

1.1 Elect Director Richard D. Fairbank
1.2 Elect Director E.R. Campbell
1.3 Elect Director Stanley Westreich
2 Ratify Ernst & Young as auditor
3 Approval & adoption of amended stock incentive plan
4 Shareholder proposal for director election majority vote standard

	For For For For For Against	For For For For For Against	Management Management Management Management Management Shareholder
Fortune Brands, Inc. FO 349631101 4/25/06

1.1 Elect Director Patricia O. Ewers
1.2 Elect Director Eugene A. Renna
1.3 Elect Director David M.Thomas
2 Ratify PriceWaterhouseCoopers as public accounting firm
3 Shareholder proposal to elect directors annually
4 Shareholder proposal “pay for superior performance”

	For For For For Against Against	For For For For Against Against	Management Management Management Management Shareholder Shareholder
Genentech, Inc. DNA 368710406 4/20/06

1.1 Elect Director Herbert W. Boyer
1.2 Elect Director William M. Burns
1.3 Elect Director Erich Hunziker
1.4 Elect Director Jonathan K.C. Knowles
1.5 Elect Director Arthur D. Levinson
1.6 Elect Director Debra L. Reed
1.7 Elect Director Charles A. Sanders
2 Approve amendment to employee stock plan
3 Ratify Ernst & Young as accounting firm

	For For For For For For For For For	For For For Against For For Against For For	Management Management Management Management Management Management Management Management Management
Qualcomm, Inc. QCOM 747525103 3/7/06

1.1 Elect Director Richard C. Atkinson
1.2 Elect Director Diana Lady Dougan
1.3 Elect Director Peter M. Sacerdote
1.4 Elect Director Marc I. Stern
2 Approve amendments to the company’s restated Certificate of Inc.
3 Approve changes in Company’s Equity Compensation Plan
4 Ratify secltion of PriceWaterhouseCoopers as independent accountant
5 Approve adjournment of the meeting if necessary

	For For For For For For For For	For For For For For For For For	Management Management Management Management Management Management Management Management
Walgreen WAG 931422109 1/11/06

1.1 Elect Director David W. Bernauer
1.2 Elect Director William C. Foote
1.3 Elect Director James J. Howard
1.4 Elect Alan G. McNally
1.5 Elect Director Cordell Reed
1.6 Elect Director Jeffrey A. Rein
1.7 Elect Director David Y. Schwartz
1.8 Elect Director John B. Schwemm
1.9 Elect Director James A, Skinner
1.10 Elect Director Marilou M. Von Ferstel
1.11 Elect Director Charles R. Walgreen III
2 Ratification of Deloitte & Touche as Public Accounting Firm
3 Approval of Executive Stock Option Plan

	For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Microsoft Corp. MSFT 594918104 11/09/05

1.1 Elect Director William H. Gates III
1.2 Elect Director Steven A. Ballmer
1.3 Elect Director James I Cash, Jr.
1.4 Elect Director Dina Dublon
1.5 Elect Director Raymond V. Gilmartin
1.6 Elect Director A. Mclaughlin Korologos
1.7 Elect Director David F. Marquardt
1.8 Elect Director Charles H. Noski
1.9 Elect Director Helmut Panke
1.10 Elect Director Jon A. Shirley
2 Ratify Deloitte & Touche as indepndent auditor

	For For For For For For For For For For For	For For For For For For For For Against For For	Management Management Management Management Management Management Management Management Management Management Management
Coach, Inc. COH 189754104 11/02/05

1.1 Elect Director Joseph Ellis
1.2 Elect Director Lew Frankfort
1.3 Elect Director Gary Lovemena
1.4 Elect Director Ivan Menezes
1.5 Elect Director Irene Miller
1.6 Elect Director Keith Monda
1.7 Elect Director Michael Murphy
2 Amend the Coach Incentive Plan

	For For For For For For For For	For For For For For For For For	Management Management Management Management Management Management Management Management
News Corporation NWS 65248E203 10/21/05

1.1 Elect Director Chase Carey
1.2 Elect Director Peter Chernin
1.3 Elect Director Roderick I. Eddington
1.4 Elect Director Andrew S.B. Knight
2 Ratify Ernst & Young as company’s independent public accountant
3 Approval of issuance of Class A Common Stock pursuant to
amendment reincorporating company to the US
4 Approve increase in aggregate fees paid to non-executive directors.

	For For For For For For For	Against For For For For For For	Management Management Management Management Management Management Management

Fedex Corp. FDX 31428x106 9/26/05

1.1 Elect Director James L. Barksdale
1.2 Elect Director August A. Busch
1.3 Elect Director John A. Edwardson
1.4 Elect Director Judith L. Estrin
1.5 Elect Director Kenneth Glass
1.6 Elect Director Phillip Greer
1.7 Elect Director J.R. Hyde, III
1.8 Elect Director Shirley A. Jackson
1.9 Elect Director Charles T. Manatt
1.10 Elect Director Frederick W. Smith
1.11 Elect Director Joshua I. Smith
1.12 Elect Director Paul S. Walsh
1.13 Elect Director Peter S. Willmott
2 Approve amendment to increase shares to Incentive Stock Plan
3 Ratify independent public accounting firm
4 Stockholder proposal regarding simple majority voting
5 Stockholder proposal regarding political contribution report
6 Stockholder proposal regarding majority voting for director elections

	For For For For For For For For For For For For For For For Against Against Against	For For For For For For For For For For For For For For For Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Stockholder Stockholder Stockholder
Forest Laboratories, Inc. FRX 345838106 8/8/05

1.1 Elect Director Howard Solomon
1.2 Elect Director William J. Candee, III
1.3 Elect Director George S. Cohan
1.4 Elect Director Dan L. Goldwasser
1.5 Elect Director Lester B. Salans
1.6 Elect Director Kenneth E. Goodman
2 Ratify BDO Seidman, LLP as independent registered public accounting firm

	For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
Xilinx, Inc. XLNK 983919101 8/4/05

1.1 Elect Director William P. Roelandts
1.2 Elect Director John L. Doyle
1.3 Elect Director Jerald G. Fishman
1.4 Elect Director Philip T. Gianos
1.5 Elect Director William G. Howard, Jr.
1.6 Elect Director Harold E. Hughes, Jr.
1.7 Elect Director Michael Patterson
1.8 Elect Director Richard W. Sevcik
1.9 Elect Director Elizabeth W. Vanderslice
2 Ratify amendment to company’s Qualified Stock Purchase Plan
3 Appointment of Ernst & Young as auditors
4 Shareholder proposal on voting standards for directors

	For For For For For For For For For For For None	For For For For For For For For For For For Abstain	Management Management Management Management Management Management Management Management Management Management Management Shareholder
IVAX Corp. IVX 465823102 8/3/05

1.1 Elect Director Betty G. Amos
1.2 Elect Director Mark Andrews
1.3 Elect Director Jack Fishman Ph.D.
1.4 Elect Director Neil Flanzraich
1.5 Elect Director Phillip Frost M.D.
1.6 Elect Director Jane Hsiaq Ph.D.
1.7 Elect Director Richard M. Krasno Ph.D.
1.8 Elect Director David A. Lieberman
1.9 Elect Director Richrad C. Pfenniger
1.10 Elect Director Bertram Pitt M.D.
1.11 Elect Director Z.P. Zachariah M.D.

	For For For For For For For For For For For	For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management
IAC/Interactive Corp. IACI 44919P102 7/19/05

1.1 Elect Director Donald R. Keough
1.2 Elect Director Bryan Lourd
1.3 Elect Director Gen. H.N. Schwarzkopf
2 Approve amendment to IAC Certificate of Incorporation that would effect spin-off of Expedia
3 Approve amendment for stock-split
4 Approve provisions regarding directors of IAC/Expedia
5 Approve amendment to delete provision regarding removal of directors
6 Approve 2005 Stock and Annual Incentive Plan
7 Ratify the appointment of Ernst & Young as independent auditors

	For For For For For For For For For	For For For For For For For For For	Management Management Management Management Management Management Management Management Management
Dell Inc. DELL 24702R101 07/15/05

1.1 Elect Director Donald J. Carty
1.2 Elect Director Michael S. Dell
1.3 Elect Director William H. Gray III
1.4 Elect Director Judy C. Lewent
1.5 Elect Director Thomas W. Luce III
1.6 Elect Director Klaus S. Luft
1.7 Elect Director Alex J. Mandl
1.8 Elect Director Michael A. Miles
1.9 Elect Director Samual A. Nunn, Jr.
1.10 Elect Director Kevin B. Rollins
2 Ratification of independent auditor
3 Shareholder proposal of majority voting for directors
4 Shareholder proposal expensing stock options

	For For For For For For For For For For For Against Against	For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder

Bed Bath & Beyond BBBY 075896100 6/30/05

1.1 Elect Director Leonard Feinstein
1.2 Elect Director Robert Kaplan
1.3 Elect Director Dean S. Adler
1.4 Elect Director Jordan Heller
2 Ratification of KPMG
3 Shareholder proposal regarding foreign workplace monitoring
4 Shareholder proposal regarding executive stock holdings
5 Shareholder proposal regarding the board structure

		For For For For For Against Against Against	For For Against For For Abstain Against Against	Management Management Management Management Management Shareholder Shareholder Shareholder
News Corporation NWS 65248E203 6/30/05	1 Adoption of 2005 Long Term Incentive Plan	For	For	Management

VOTES CAST FOR THE MANOR FUND:

Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor

Exelon Corp. EXC 30161N101 6/27/06

1.1 Elect Director M. W. D’Alessio
1.2 Elect Director R.B. Greco
1.3 Elect Director J.M. Palms
1.4 Elect Director J.W. Rogers
1.5 Elect Director R.L. Thomas
2 Ratify Independent Accountant
3 Shareholder proposal to require shareholder approval of future severance benefits

		For For For For For For For	For For For For For For Against	Management Management Management Management Management Management Shareholder
Best Buy Co., Inc. BBY 086516101 6/21/06

1.1 Elect Director Bradbury H. Anderson
1.2 Elect Director Kathy J. Higgins Victor
1.3 Elect Director Allen U. Lenzmeier
1.4 Elect Director Frank D. Trestman
2 Ratify Deloitte & Touche as accounting firm

		For For For For For	For For For For For	Management Management Management Management Management
Devon Energy Corp. DVN 25179M103 6/7/06

1.1 Elect Director Robert L. Howard
1.2 Elect Director Michael M. Kanovsky
1.3 Elect Director Todd Mitchell
1.4 Elect Director J. Larry Nichols
2 Ratify independent auditor
3 Approve amendment to Long-Term Incentive Plan

		For For For For For For	For For For For For For	Management Management Management Management Management Management
Nabors Industries Ltd. NBR 629568106 6/6/06	1.1 Elect Director Eugene M. Isenberg 2 Approve PriceWaterHouseCoopers as independent auditor 3 Management proposal to approve the employee stock plam	For For For	For For For	Management Management Management
Endo Pharmaceuticals ENDP 29264F205 05/30/06

1.1 Elect Director Carol A. Ammon
1.2 Elect Director John J. Delucca
1.3 Elect Director Michel De Rosen
1.4 Elect Director Michael Hyatt
1.5 Elect Director Roger H. Kimmel
1.6 Elect Director Peter A. Lankau
1.7 Elect Director C.A. Meanwell, M.D. PHD
1.8 Elect Director J.T. O’Donnell, Jr.
2 Ratify Deloitte & Touche as accounting firm

		For For For For For For For For For	For For For For For For For For For	Management Management Management Management Management Management Management Management Management
The Home Depot, Inc. HD 437076102 5/25/05

1.1 Elect Director Gregory D. Brenneman
1.2 Elect Director John L. Clendenin
1.3 Elect Director Claudio X. Gonzalez
1.4 Elect Director Milledge A. Hart, III
1.5 Elect Director Bonnie G. Hill
1.6 Elect Director Laban P. Jackson, Jr.
1.7 Elect Director Lawrence R. Johnston
1.8 Elect Director Kenneth G. Langone
1.9 Elect Director Angelo R. Mozilo
1.10 Elect Director Robert L. Nardelli
1.11 Elect Director Thomas J. Ridge
2 Ratify KPMG as accounting firm
3 Shareholder proposal regarding committee report
4 Shareholder proposal regarding employment diversity report disclosure
5 Shareholder proposal regarding chairman & CEO
6 Shareholder proposal regarding method of voting for directors
7 Shareholder proposal regarding retirement benefits
8 Shareholder proposal regarding political contributions
9 Shareholder proposal regarding governing documents
10 Shareholder proposal regarding political nonpartisanship

		For For For For For For For For For For For For Against Against Against Against Against Against Against Against	For For For For For For For For For For For For Against Against Against Against Against Against Against Against

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Vornado Realty Trust VNO 91913Y100 05/18/06

1.1 Elect Director Steven Roth
1.2 Elect Director Michael D. Fascitelli
1.3 Elect Director Russell B. Wight, Jr.
2 Approval of full allotment of shares available under the
Omnibus Share Plan
3 Ratification of accounting firm

		For For For For For	For For For For For	Management Management Management Management Management
Citrix Systems, Inc. CTXS 177376100 5/18/06	1.1 Elect Director Thomas F. Bogan 1.2 Elect Director Gary E. Morin 2 Amendment to Equity Incentive Plan 3 Ratify Ernst & Young as accountant	For For For For	For For For For	Management Management Management Management
Wellpoint, Inc. WLP 94973V107 5/16/06

1.1 Elect Director Lenox D. Baker, Jr., MD
1.2 Elect Director Susan B. Bayh
1.3 Elect Director Larry C. Glasscock
1.4 Elect Director Julie A. Hill
1.5 Elect Director Ramiro G. Peru
2 Approve Incentive Compensation Plan
3 Ratify Ernst & Young as accounting firm

		For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
The Allstate Corp. ALL 020002101 5/16/06

1.1 Elect Director F. Duane Ackerman
1.2 Elect Director James G. Andress
1.3 Elect Director W. James Farrell
1.4 Elect Director Jack M. Greenberg
1.5 Elect Director Ronald T. Lemay
1.6 Elect Director Edward M. Liddy
1.7 Elect Director J. Christopher Reyes
1.8 Elect Director H. John Riley, Jr.
1.9 Elect Director Joshua I. Smith
1.10 Elect Director Judith A. Sprieser
1.11 Elect Mary Alice Taylor
2 Appointment of Deloitte & Touche as independent auditor
3 Approval of equity incentive plan
4 Approval of Equity Compensation plan for non-employee directors
5 Proposal for director election majority vote standard
6 Proposal for simple majority vote

		For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Stockholder Stockholder
Nucor Corp. NUE 670346105 5/11/06

1.1 Elect Director Clayton C. Daley, Jr.
1.2 Elect Director Harvey B. Gantt
2 Appointment of PriceWaterhouseCoopers as accounting firm
3 Approve amendment to increase common stock shares
4 Stockholder proposal

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Norfolk Southern Corp. NSC 655844108 5/11/06	1.1 Elect Director Daniel A. Carp 1.2 Elect Director Steven F. Leer 1.3 Elect Director Charles W. Moorman, IV 2 Ratify KPMG LLP as auditor	For For For For	For For For For	Management Management Management Management
Weatherford International LTD WFT G95089101 5/9/06

1.1 Elect Director Nicholas F. Brady
1.2 Elect Director William E. Macaulay
1.3 Elect Director David J. Butters
1.4 Elect Director Robert B. Millard
1.5 Elect Director Bernard J. Duroc-Danner
1.6 Elect Director Robert K. Moses, Jr.
1.7 Elect Director Sheldon B. Lubar
1.8 Elect Director Robert A. Rayne
2 Appointment of Ernst & Young as independent accountant
3 Approval of Omnibus Incentive Plan
4 Approval of an increase in authorized shares

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Manor Care, Inc. HCR 564055101 5/9/06

1.1 Elect Director Mary Taylor Behrens
1.2 Elect Director Joseph F. Damco
1.3 Elect Director John T. Schwieters
1.4 Elect Director Richard C. Tuttle
1.5 Elect Director M. Keith Weikel
1.6 Elect Director Gail R. Wilensky
1.7 Elect Director Thomas L. Young

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Occidental Petroleum OXY 974599105 5/5/06

1.1 Elect Director Spencer Abraham
1.2 Elect Director Ronald W. Burkle
1.3 Elect Director John S. Chalsty
1.4 Elect Director Edward P. Djerejian
1.5 Elect Director R. Chad Dreier
1.6 Elect Director John E. feick
1.7 Elect Director Ray R. Irani
1.8 Elect Director Irvin W. Maloney
1.9 Elect Director Rodolfo Segovia
1.10 Elect Director Azaz D. Syriani
1.11 Elect Director Rosemary Tomich
1.12 Elect Director Walter L. Weisman
2 Ratify KPMG as auditor
3 Approval of increase in Authorized Capital Stock

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Colgate Palmolive CL 194162103 5/4/06

1.1 Elect Director J.T. Cahil
1.2 Elect Director J.K. Conway
1.3 Elect Director E.M. Hancock
1.4 Elect Director D.W. Johnson
1.5 Elect Director R.J. Kogan
1.6 Elect Director D.E. Lewis
1.7 Elect Director R. Mark
1.8 Elect Director J.P. Reinhard
1.9 Elect Director H.B. Wentz, Jr.
2 Ratify PriceWaterHouseCoopers as public accounting firm
3 Approval of stock plan for non-employee directors
4 Stockholder proposal on independent chairman
5 Stockholder proposal on executive compensation

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Pepsico, Inc. PEP 713448108 5/3/06

1.1 Elect Director J.F. Akers
1.2 Elect Director R.E> Allen
1.3 Elect Director D. Dublon
1.4 Elect Director V.J. Dzau
1.5 Elect Director R.L. Hunt
1.6 Elect Director A. Ibarguen
1.7 Elect Director A.C. Martinez
1.8 Elect Director I.K. Nooyi
1.9 Elect Director S.S. Reinemund
1.10 Elect Director S.P. Rockefeller
1.11 Elect Director J.J. Schiro
1.12 Elect Director F.A. Thomas
1.13 Elect Director C.M. Trudell
1.14 Elect Director D. Vasella
1.15 Elect Director M.D. White
2 Approval of independent public accountant
3 Shareholder proposal on political contributions
4 Shareholder proposal on charitable contributions

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Corning Inc. GLW 219350105 4/27/06

1.1 Elect Director James B. Flaws
1.2 Elect Director James R. Houghton
1.3 Elect Director James J. O’Connor
1.4 Elect Director Deborah D. Rieman
1.5 Elect Director Peter F. Volanakis
1.6 Elect Director Padmasree Warrior
2 Approval of amendment to worldwide employee share purchase plan
3 Approval of 2006 compensation plan
4 Approval of amendment to Equity Plan for non-employee directors
5 Ratify PriceWaterHouseCoopers as auditor
6 Proposal relating to annual election of each director

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Johnson & Johnson JNJ 478160104 4/27/06

1.1 Elect Director Mary S. Coleman
1.2 Elect Director James G. Cullen
1.3 Elect Director Robert J. Darretta
1.4 Elect Director Michael M.E. Johns
1.5 Elect Director Ann D. Jordan
1.6 Elect Director Arnold G. Langbo
1.7 Elect Director Susan L. Lindquist
1.8 Elect Director Leo F. Mullin
1.9 Elect Director Christine A. Poon
1.10 Elect Director Charles Prince
1.11 Elect Director Steven S. Reinemund
1.12 Elect Director David Satcher
1.13 Elect Director William C. Weldon
2 Approval of amendments to Certificate of Incorporation
3 Appointment of PriceWatherHouseCoopers as public accounting firm
4 Proposal on Charitable contributions
5 Proposal on majority voting for directors

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Alcan, Inc. AL 013716105 04/27/06

1.1 Elect Director R. Berger
1.2 Elect Director L.D. Desautels
1.3 Elect Director R.B. Evans
1.4 Elect Director L.Y. Fortier
1.5 Elect Director J.P. Jacamon
1.6 Elect Director Y. Mansion
1.7 Elect Director G. Morgan
1.8 Elect Director C. Morin-Postel
1.9 Elect Director H.O. Rudingcv
1.10 Elect Director G. Saint-Pierre
1.11 Elect Director G. Schulmeyer
1.12 Elect Director P.M. Tellier
1.13 Elect M.K. Wong
2 Appointment of PriceWatersHouseCoopers as auditors
3 Shareholder Proposal

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Bank of America Corp. BAC 060505104 4/26/06

1.1 Elect Director William Barnett, III
1.2 Elect Director Frank P. Bramble, Sr.
1.3 Elect Director John T. Collins
1.4 Elect Director Gary L. Countryman
1.5 Elect Director Tommy R. Franks
1.6 Elect Director Paul Fulton
1.7 Elect Director Charles K. Gifford
1.8 Elect Director W. Steven Jones
1.9 Elect Director Kenneth D. Lewis
1.10 Elect Director Monica C. Lozano
1.11 Elect Director Walter E. Massey
1.12 Elect Director Thomas J. May
1.13 Elect Director Patricia E. Mitchell
1.14 Elect Director Thomas M. Ryan
1.15 Elect Director Temple Sloan, Jr.
1.16 Elect Director Meredith R. Spangler
1.17 Elect Director Robert L. Tillman
1.18 Elect Director Jackie M. Ward
2 Ratify independent public accounting firm
3 Adopt amendment to Associate Stock Plan
4 Proposal regarding political contributions
5 Proposal regarding majority voting for directors
6 Proposal regarding independent board chairman
7 Proposal regarding EEO Policy

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General Electric GE 369604103 4/26/06

1.1 Elect Director James I. Cash
1.2 Elect Director Sir William M. Castell
1.3 Elect Director Ann M. Fudge
1.4 Elect Director Claudio X. Gonzalez
1.5 Elect Director Jeffrey R. Immelt
1.6 Elect Director Andrea Jung
1.7 Elect Director Alan G. Lafley
1.8 Elect Director Robert W. Lane
1.9 Elect Director Ralph S. Larsen
1.10 Elect Director Rochelle B. Lazarus
1.11 Elect Director Sam Nunn
1.12 Elect Director Roger S. Penske
1.13 ELect Director Robert J. Swieringa
1.14 Elect Director Douglas A. Warner III
1.15 Elect Director Robert C. Wright
2 Ratification of independent auditor
3 Stockholder proposal on cumulative voting
4 Stockholder proposal to curb over-extended directors
5 Stockholder proposal to have one director from the ranks of retirees
6 Stockholder proposal for independent Board Chairman
7 Stockholder proposal for director election majority vote standard
8 Stockholder proposal for report on global warming science

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IBM IBM 459200101 4/25/06

1.1 Elect Director C. Black
1.2 Elect Director K.I. Chenault
1.3 Elect Director J. Dormann
1.4 Elect Director M.L. Eskew
1.5 Elect Director S.A. Jackson
1.6 Elect Director M. Makihara
1.7 Elect Director L.A. Noto
1.8 Elect Director J.W. Owens
1.9 Elect Director S.J. Palmisano
1.10 Elect Director J.E. Spero
1.11 Elect Director S. Taurel
1.12 Elect Director C.M. Vest
1.13 Elect Director L.H. Zambrano
2 Ratify independent accounting firm
3 Stockholder proposal on cumulative voting
4 Stockholder proposal on pension & retirement medical
5 Stockholder proposal on executive compensation
6 Stockholder proposal on disclosure of executive compensation
7 Stockholder proposal on offshoring
8 Stockholder proposal on China business principles
9 Stockholder proposal on political contributions
10 Stockholder proposal on majority voting for directors
11 Stockholder proposal on simple majority vote

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Paccar Inc. PCAR 693718108 4/25/06

1.1 Elect Director James C. Pigott
1.2 Elect Director Mark C. Pigott
1.3 Elect Director William G. Reed, Jr.
2 Approve long term incentive plan
3 Approve the senior executive yearly incentive compensation plan
4 Stockholder proposal regarding annual election of directors
5 Stockholder proposal regarding a director vote threshold

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Chubb Corp. CB 171232101 4/25/06

1.1 Elect Director Zoe Baird
1.2 Elect Director Sheila P. Burke
1.3 Elect Director James I. Cash
1.4 Elect Director Joel J. Cohen
1.5 Elect Director James M. Cornelius
1.6 Elect Director John D. Finnegan
1.7 Elect Klaus J. Mangold
1.8 Elect Sir David G. Scholey CBE
1.9 Elect Director Raymond G.H. Seitz
1.10 Elect Director Lawrence M. Small
1.11 Elect Director Daniel E. Somers
1.12 Elect Director Karen Hastie Williams
1.13 Elect Director Alfred W. Zollar
2 Adoption of the Annual Incentive Plan
3 Ratify Ernst & Young as auditor
4 Shareholder proposal regarding the manner directors are elected
5 Shareholder proposal regarding political contributions

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Citigroup Inc. C 172967101 04/18/06

1.1 Elect Director C. Michael Armstrong
1.2 Elect Director Alain J.P. Belda
1.3 Elect Director George David
1.4 Elect Director Kenneth T. Derr
1.5 Elect Director John M. Deutch
1.6 Elect Director Hernandez Ramirez
1.7 Elect Director Ann Dibble Jordan
1.8 Elect Director Klaus Kleinfeld
1.9 Elect Director Andrew N. Liveris
1.10 Elect Director Dudley C. Mecum
1.11 Elect Director Anne Mulcahy
1.12 Elect Director Richard D. Parsons
1.13 Elect Director Charles Prince
1.14 Elect Director Judith Rodin
1.15 Elect Director Robert E. Rubin
1.16 Elect Director Franklin A. Thomas
2 Ratify KPMG as accountants
3 Amend article 4 of the restated certificate of incorporation
4 Amend article 8 of the restated certificate of incorporation
5 Amend article 9 of the restated certificate of incorporation
6 Stockholder proposal requesting no new future stock option grants/no renewal or repricing of current
7 Stockholder proposal requesting a report on political contributions
8 Stockholder proposal requesting a report on charitable contributions
9 Stockholder proposal for the adoption of performance based equity compensation for senior executives
10 Stockholder proposal for the reimbursement of expenses incurred by a stockholder in a contested elcetion of directors
11 Stockholder proposal requesting the COB have no management duties, titles or responsibilities
12 Stockholder proposal requesting the recoupment of management bonuses in the event of restatement of earnings

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KB Home KBH 48666K109 4/6/06

1.1 Elect Director Bruce Karatz
1.2 Elect Director Kenneth M. Jastrow, II
1.3 Elect Director Melissa Lora
1.4 Elect Director Michael G. McAffery
2 Amend the amended certificate to decrease the number of authorized shares of KB home
3 Approve the amended and restated KB home incentive plan
4 Ratify Ernst & Young as public accountant

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Nabors Industries LTD NBR 629568106 03/30/06	1 Amendment to increase the total numbers of shares of common stock	For	For	Management
TYCO Int’l, LTD TYC 902124106 3/9/06

1.1 Elect Director Dennis C. Blair
1.2 Elect Director Edward D. Breen
1.3 Elect Director Brian Duppereault
1.4 Elect Director Bruce S. Gordon
1.5 Elect Director Rajiv L. Gupta
1.6 Elect Director John A. Krol
1.7 Elect Director Mackey J. McDonald
1.8 Elect Director H. Carl McCall
1.9 Elect Director Brendan R. O’Neill
1.10 Elect Director Sandra S. Wijnberg
1.11 Elect Director Jerome B. York
2 Set the maximum number of directors to 12
3 Authorization to appoint an additional director to fill vacancy proposed to be created
4 Ratify appointment of Deloitte & Touche as auditors

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Deere & Co. DE 244199105 2/22/06

1.1 Elect Director Crandall C. Bowles
1.2 Elect Director Vance D. Coffman
1.3 Elect Director Arthur L. Kelly
1.4 Elect Director Thomas H. Patrick
2 Approval of amendment to the Equity & Incentive Plan
3 Ratify Deloitte & Touche as indepdendent auditors

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Reebok Int’l RBK 758110100 1/25/06	1 Approve Merger with Adidas-Salomon 2 Grant discretionary authority to vote to adjourn the special meeting if necessary	For For	For For	Management Management
JABIL CIRCUIT, Inc. JBL 466313103 1/19/06

1.1 Elect Director Laurence S. Grafstein
1.2 Elect Director Mel S. Lavitt
1.3 Elect Director Timothy L. Main
1.4 Elect Directoe William D. Morean
1.5 Elect Director Lawrenace J. Murphy
1.6 Elect Director Frank A. Newman
1.7 Elect Director Steven A. Raymund
1.8 Elect Director Thomas A. Sansone
1.9 Elect Director Kathleen A. Walters
2 Approve amendments to stock incentive plan
3 Approve annual incentive plan
4 Approve amendments to employee Stock purchase plan
5 Ratify KPMG as independent accountant
6 Discretionary Authority on other matters that may come before the meeting

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Cisco Systems, Inc. CSCO 17275R102 11/15/05

1.1 Elect Director Carol A. Bartz
1.2 Elect Director M. Michele Burns
1.3 Elect Director Larry R. Carter
1.4 Elect Director John T. Chambers
1.5 Elect Director Dr. John L. Hennessy
1.6 Elect Director Richard M. Kovacevich
1.7 Elect Director Roderick C. McGeary
1.8 Elect Director James C. Morgan
1.9 Elect Director John P. Morgridge
1.10 Elect Director Steven M. West
1.11 Elect Director Jerry Yang
2 Approve 2005 Stock Incentive Plan
3 Ratify PriceWaterhouseCoopers as Independent accounting firm
4 Shareholder proposal that executive stock shares vested must meet performance goals beforehand
5 Shareholder proposal that executive compensation policies be reviewed
6 Shareholder proposal that the board prepare a report on progress on human rights policies

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MBNA Corp. KRB 55262L100 11/03/05	1 Approval of Merger with Bank of America Corp. 2 Approval to adjourn special meeting if necessary	For For	For For	Management Management
Federal Home Loan Mortgage Corp. FRE 313400301 7/15/05

1.1 Elect Director Barbara T. Alexander
1.2 Elect Director Geoffrey T. Boisi
1.3 Elect Director Joan E. Donoghue
1.4 Elect Director Michelle Engler
1.5 Elect Director Richard Karl Goeltz
1.6 Elect Director Thomas S. Johnson
1.7 Elect Director William M. Lewis, Jr.
1.8 Elect Director Eugene M. McQuade
1.9 Elect Director Shaun F. O’Malley
1.10 Elect Director Ronald F. Poe
1.11 Elect Director Stephen A. Ross
1.12 Elect Director Richard F. Syron
1.13 Elect Director William J. Turner
2 Ratify PriceWaterhouseCoopers LLP as independent auditor

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Exelon Corporation EXC 30161N101 7/22/05

1 Approval of Share Issuance
2.1 Elect Director E.A. Brennan
2.2 Elect Director B. Demars
2.3 Elect Director N.A. Diaz
2.4 Elect Director J.W. Rowe
2.5 Elect Director R. Rubin
3 Approval to amend and restate articles of incorporation
4 Ratification of independent auditor
5 Approval of Long-Term Incentive plan
6 Approval of employee stock purchase plan
7 Appproval to adjourn or postpone annual meeting

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IShares S&P500/Barra Value Index Fund IVE 464287408 7/14/05

1.1 Elect Director Lee T. Kranefuss
1.2 Elect Director John E. Martinez
1.3 Elect Director Richard K. Lyons
1.4 Elect Director George G.C. Parker
1.5 Elect Director W. Allen Reed
1.6 Elect Director Cecilia H. Herbert
1.7 Elect Director Charles A. Hurty
1.8 Elect Director John E. Kerrigan
2A Approve modifications to policy regarding senior securities
2B Approve modifications to policy regarding loans
3 Approve change in classification of certain funds investment policies
5 Transact on other business that may come before the meeting

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

Daniel A. Morris
President

August 31, 2006